CONSOLIDATED BALANCE SHEETS (USD $)	Feb. 29, 2012	Feb. 28, 2011
Current assets
Cash and cash equivalents	$ 188,579,767	$ 173,165,661
Term deposits	10,328,116	25,870,071
Available-for-sale securities	361,803	465,709
Inventory	223,611	117,827
Deferred tax assets-current	1,729,758	1,082,932
Prepaid expenses and other current assets	9,011,975	4,746,929
Total current assets	210,235,030	205,449,129
Property and equipment, net	76,726,219	7,515,325
Deferred tax assets-non-current	490,222	668,096
Rental deposit	4,545,605	2,818,126
Intangible assets, net	183,523	656,785
Goodwill	548,825	662,583
Long-term prepayments	1,923,481
Total assets	294,652,905	217,770,044
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of 736,655 and 1,993,297 as of February 28, 2011 and February 29, 2012, respectively)	2,863,596	911,254
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to TAL Education Group of 34,169,473 and 50,395,945 as of February 28, 2011 and February 29, 2012, respectively)	85,594,032	50,678,025
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to TAL Education Group of 79,893 and nil as of February 28, 2011 and February 29, 2012, respectively)		79,893
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of 5,729,657 and 9,546,915 as of February 28, 2011 and February 29, 2012, respectively)	15,284,190	8,053,980
Income tax payable (including income tax payable of the consolidated VIEs without recourse to TAL Education Group of 2,650,269 and 2,206,266 as of February 28, 2011 and February 29, 2012, respectively)	637,302	2,877,887
Total current liabilities	104,379,120	62,601,039
Deferred tax liabilities-non-current (including deferred tax liabilities-non-current of the consolidated VIEs without recourse to TAL Education Group of 85,248 and 45,881 as of February 28, 2011 and February 29, 2012, respectively)	156,494	117,781
Total liabilities	104,535,614	62,718,820
Commitments and contingencies (Note16)
TAL Education Group Shareholders' Equity
Additional paid-in capital	119,769,989	112,055,718
Statutory reserve	10,502,713	8,240,697
Retained earnings	54,779,267	32,727,630
Accumulated other comprehensive income	4,910,364	1,874,579
Total TAL Education Group's Equity	190,117,291	155,051,224
Total liabilities and equity	294,652,905	217,770,044
Class A Common shares
TAL Education Group Shareholders' Equity
Common shares	45,277	27,600
Total TAL Education Group's Equity	45,277	27,600
Class B Common shares
TAL Education Group Shareholders' Equity
Common shares	109,681	125,000
Total TAL Education Group's Equity	$ 109,681	$ 125,000